Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, Japan) (Detail) ¥ in Millions	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 JPY (¥)	Nov. 11, 2022	Dec. 31, 2017
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Percentage of G-SIB leverage ratio buffer to G-SIB capital surcharge, effective on prior and current period	0.75%	0.75%
FSA's requirements applicable to Japanese banking institutions
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required		0.0450
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.030	0.030	0.0315	0.0300
Capital conservation buffer	2.50%	2.50%
G-SIB surcharge	1.50%	1.50%
Countercyclical buffer	0.16%	0.04%
Percentage of G-SIB leverage ratio buffer to G-SIB capital surcharge, effective on prior and current period		50.00%	50.00%	50.00%
Consolidated, MUFG
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 19,817,830	¥ 17,166,109
Total capital (to risk-weighted assets): Actual ratio	0.1782	0.1391
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 17,479,730	¥ 14,863,717
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1572	0.1204
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 15,041,314	¥ 13,280,842
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.1353	0.1076
Leverage Ratio: Actual amount	¥ 17,479,730	¥ 14,863,717
Leverage Ratio: Actual ratio	0.0519	0.0470
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 13,517,077	¥ 14,852,953
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.1216	0.1204
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 11,293,874	¥ 12,385,685
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.1016	0.1004
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 9,626,471	¥ 10,535,234
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0866	0.0854
Leverage Ratio: Amount for capital adequacy purposes	¥ 12,615,964	¥ 11,851,297
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0375	0.0375
Consolidated, MUFG | FSA's requirements applicable to Japanese banking institutions
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital conservation buffer	2.50%	2.50%
G-SIB surcharge	1.50%	1.50%
Consolidated, BK
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 15,915,058	¥ 14,207,818
Total capital (to risk-weighted assets): Actual ratio	0.1811	0.1258
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 14,153,613	¥ 12,469,254
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1611	0.1104
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 12,126,413	¥ 11,172,146
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.1380	0.0989
Leverage Ratio: Actual amount	¥ 14,153,613	¥ 12,469,254
Leverage Ratio: Actual ratio	0.0523	0.0475
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 7,026,643	¥ 9,029,639
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0800	0.0800
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 5,269,982	¥ 6,772,229
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0600	0.0600
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 3,952,486	¥ 5,079,172
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0450	0.0450
Leverage Ratio: Amount for capital adequacy purposes	¥ 8,104,067	¥ 7,867,085
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0300	0.0300
Consolidated, TB
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 2,121,699	¥ 2,041,563
Total capital (to risk-weighted assets): Actual ratio	0.2042	0.2067
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,852,135	¥ 1,770,924
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1783	0.1793
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,616,473	¥ 1,620,889
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.1556	0.1641
Leverage Ratio: Actual amount	¥ 1,852,135	¥ 1,770,924
Leverage Ratio: Actual ratio	0.0634	0.0729
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 830,995	¥ 790,026
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0800	0.0800
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 623,247	¥ 592,519
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0600	0.0600
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 467,435	¥ 444,389
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0450	0.0450
Leverage Ratio: Amount for capital adequacy purposes	¥ 876,017	¥ 728,488
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0300	0.0300
Stand-alone, BK
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 12,279,192	¥ 11,115,302
Total capital (to risk-weighted assets): Actual ratio	0.1629	0.1071
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 10,839,039	¥ 9,644,128
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1438	0.0930
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 8,872,411	¥ 8,410,290
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.1177	0.0811
Leverage Ratio: Actual amount	¥ 10,839,039	¥ 9,644,128
Leverage Ratio: Actual ratio	0.0450	0.0402
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 6,029,065	¥ 8,295,019
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0800	0.0800
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 4,521,799	¥ 6,221,264
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0600	0.0600
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 3,391,349	¥ 4,665,948
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0450	0.0450
Leverage Ratio: Amount for capital adequacy purposes	¥ 7,221,205	¥ 7,183,295
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0300	0.0300
Stand-alone, TB
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 2,209,640	¥ 2,131,007
Total capital (to risk-weighted assets): Actual ratio	0.1903	0.1960
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,941,116	¥ 1,861,150
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1672	0.1711
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,707,616	¥ 1,711,650
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.1471	0.1574
Leverage Ratio: Actual amount	¥ 1,941,116	¥ 1,861,150
Leverage Ratio: Actual ratio	0.0709	0.0815
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 928,478	¥ 869,700
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0800	0.0800
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 696,359	¥ 652,275
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0600	0.0600
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 522,269	¥ 489,206
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0450	0.0450
Leverage Ratio: Amount for capital adequacy purposes	¥ 821,320	¥ 684,297
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0300	0.0300